Unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 2,135	$ 19,893	$ 23,058
Direct labor
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	0	6,144	6,505
Services provided by third parties
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	1,528	5,654	7,608
Insurances
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	0	2,782	867
Electricity and water
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	98	1,741	2,510
Consumption of materials and supplies
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	50	917	1,155
Short-term and low-value lease
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	434	644	1,180
Maintenance and repairment
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	0	606	330
Mining easement
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	0	177	214
Transport
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	17	316	301
Rights
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	0	590	1,285
Other
Unabsorbed Cost Due to Production Stoppage [Line Items]
Unabsorbed cost due to production stoppage	$ 8	$ 322	$ 1,103